Note 13 - Income Tax - Summary of Income (Loss) Before Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cayman Islands	$ 4,169	$ (6,355)	$ 277
Foreign	2,895	2,487	2,952
INCOME (LOSS) BEFORE INCOME TAX	$ 7,064	$ (3,868)	$ 3,229